Defined Contribution Plan (Details) - USD ($)			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Retirement Benefits [Abstract]
Maximum employee contribution percentage (as percent)		20.00%	50.00%
Percentage contribution which company matches (as percent)			3.00%
Defined Contribution Plan, Employer Matching Contribution, Fifty Percent of Employees' Gross Pay	2.00%
Supplemental contributions by employer			$ 0	$ 0	$ 0
Total matching contribution made by company			$ 1,100,000	$ 1,100,000	$ 1,000,000